Accumulation Units	12 Months Ended
Dec. 31, 2014
Accumulated Units Disclosure [Abstract]
Accumulated Units Disclosure [Text Block]

Note 11—Accumulation Units

Changes in the number of Accumulation Units outstanding were as follows (in millions):

	2014	2013	2012
Outstanding:
Beginning of period	55.3	53.3	53.4
Credited for premiums	7.7	8.5	7.9
Liquidity units redeemed (See Note 3)	—	(1.2)	(3.6)
Annuity, other periodic payments, withdrawals and death benefits	(5.1)	(5.3)	(4.4)

End of period	57.9	55.3	53.3